Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 29, 2012
Motley Fool Epic Voyage Fund (Prospectus Summary) | Motley Fool Epic Voyage Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MOTLEY FOOL EPIC VOYAGE FUND (THE "EPIC VOYAGE FUND")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Epic Voyage Fund is to achieve long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Epic Voyage Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Epic Voyage Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Epic
Voyage Fund's performance.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated expenses of the Epic Voyage Fund during its first year of operations.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Epic
Voyage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Epic Voyage Fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that:  (1) your investment has a 5% return each year, and (2) the Epic Voyage Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Epic Voyage Fund pursues its investment objective by investing primarily in common stocks of foreign companies.  The Adviser defines foreign companies as companies located or organized outside the United States or whose primary business is carried on outside the United States.  Under normal market circumstances, the Epic Voyage Fund seeks to stay fully invested and does not attempt to time the market.  Because of the Epic Voyage Fund's value focus, it is expected that investments in the securities of foreign companies, including depositary receipts, having smaller market capitalizations (less than $2 billion), including companies in emerging market countries, will be important components of the Epic Voyage Fund's investment program, although the Epic
Voyage Fund may invest in issuers of all capitalization sizes.  In managing the
Epic Voyage Fund's investment portfolio, the Adviser regularly reviews and adjusts the Epic Voyage Fund's allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes are undervalued and offer the best overall potential for capital appreciation.  The
Epic Voyage Fund seeks investment returns that exceed the return of the Russell
Global ex-US Index.  The Adviser will generally sell securities when it believes they have exceeded their intrinsic value, as well as to meet redemptions or to pursue what it views as more promising opportunities.

The Epic Voyage Fund may not invest more than 10% of its net assets in securities of companies that are not foreign companies.  To limit the risks associated with highly concentrated holdings, the Epic Voyage Fund does not invest more than 5% of its net assets in any one class of security of any one issuer at the time of purchase.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The value of the Epic Voyage Fund's investments may increase or decrease, which will cause the value of the Epic Voyage Fund's shares to increase or decrease.
As a result, you may lose money on your investment in the Epic Voyage Fund, and there can be no assurance that the Epic Voyage Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company's products or services).  General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Epic
Voyage Fund's investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Foreign Investments

The Epic Voyage Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, unreliable and untimely information about issuers, and political and economic instability.

Emerging Market Companies

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets.  In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets.  The securities markets of certain countries in which the Epic Voyage Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets.

Depositary Receipts

The Epic Voyage Fund may purchase depositary receipts (ADRs, EDRs, and GDRs) to facilitate its investments in foreign securities.  By investing in ADRs rather than investing directly in the securities of foreign issuers, the Epic Voyage
Fund can avoid currency risks during the settlement period for purchase and sales.  However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers.

Investments in Small and Mid-Capitalization Companies

The Epic Voyage Fund invests in securities of companies having relatively small market capitalizations.  Investments in securities of these companies involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Epic Voyage Fund pursues a "value style" of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow.  If the
Adviser's assessment of a company's value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Epic Voyage Fund could suffer losses or produce poor performance relative to other funds.  In addition, "value stocks" can continue to be undervalued by the market for long periods of time.
Risk, Lose Money	rr_RiskLoseMoney	As a result, you may lose money on your investment in the Epic Voyage Fund, and there can be no assurance that the Epic Voyage Fund will achieve its investment objective.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance information is not included because, as of the date of this Prospectus, the Fund has not completed a full calendar year of operations.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information is not included because, as of the date of this Prospectus, the Fund has not completed a full calendar year of operations.
Motley Fool Epic Voyage Fund (Prospectus Summary) | Motley Fool Epic Voyage Fund | Motley Fool Epic Voyage Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as percentage of amount redeemed) (on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	rr_MaximumAccountFee	24
Management Fees (including any performance-based adjustment, as discussed in "MANAGEMENT OF THE FUND-Advisory Fees")	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Less: Contractual Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Total Annual Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	504

[1]	"Other Expenses" are based on estimated expenses of the Epic Voyage Fund during its first year of operations.
[2]	The Adviser has contractually agreed to pay, waive or absorb a portion of the Epic Voyage Fund's expenses through the end of February 2013, or such later date as may be determined by the Epic Voyage Fund and the Adviser, to the extent necessary to limit the Epic Voyage Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 0.40% annually of the Epic Voyage Fund's average daily net assets. If the excluded expenses are incurred, the Epic Voyage Fund's operating expenses will be higher than 0.40% annually. Pursuant to the agreement with the Trust, the Adviser may recover from the Epic Voyage Fund fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Epic Voyage Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.40% annually of the Epic Voyage Fund's average daily net assets. The expense limitation agreement will terminate automatically if the Adviser, or an affiliate of the Adviser, is no longer serving as investment adviser to the Epic Voyage Fund, but otherwise it can be terminated only by the Epic Voyage Fund's Board of Trustees.